INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS
Short-Term Investment and Long-Term Investment

Short-term investments and long-term investments consisted of the following:

	As of December 31,
	2018	2019
	US$	US$
Short-term investments
Trading securities	1,773	—
Fixed-rate time deposits	14,270	89,457
Call options	—	1,384
Structured note	—	103,879
	16,043	194,720

Long-term investments:
Equity Investments with Readily Determinable Fair Values:
- Hopefluent Company Holdings Limited ("Hopefluent")	30,733	23,418
- Shenzhen World Union Properties Consultancy Co., Ltd. ("World Union")	150,750	98,423
	181,483	121,841
Equity Investments without Readily Determinable Fair Values:
- Guilin Bank	47,664	46,892
- Xian Chuangdian Quancheng Real Estate Consultant Limited (“Chuangdian”)	3,330	3,276
- Tospur Real Estate Consulting Co., Ltd. ("Tospur")	55,507	54,607
-Foshan Nature Lvke Science	729	717
	107,230	105,492
Equity method investments
- Chongqing Wanli New Energy Co., Ltd. (“Wanli”)	84,520	87,874
	84,520	87,874
Equity method investments carried at fair value
- China Index Holdings Limited (“CIH”)	—	26,739
	—	26,739
	373,233	341,946